Schedule I - Financial Position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 132,682,000	$ 103,095,000
Property, plant and equipment	486,678,000	487,196,000
Total non-current assets	681,748,000	654,843,000
Current assets
Other current assets	21,716,000	52,014,000
Cash and cash equivalents	122,812,000	132,973,000	$ 136,470,000
Total current assets	733,732,000	817,604,000
Total assets	1,415,480,000	1,472,447,000
Equity
Share capital	1,962,000	1,962,000
Share Premium	86,220,000	86,220,000
Other Reserves	905,243,000	890,346,000
Total equity	692,257,000	834,245,000	869,886,000	$ 756,813,000
Non-current liabilities
Lease liabilities	57,429,000	56,585,000
Other non-current liabilities	345,000	13,759,000
Total non-current liabilities	281,932,000	189,588,000
Current liabilities
Debt instruments	26,014,000	10,135,000
Lease liabilities	12,254,000	12,867,000
Trade and other payables	144,853,000	158,251,000
Income tax liabilities	970,000	10,623,000
Other current liabilities	75,845,000	79,406,000
Total current liabilities	441,291,000	448,614,000
Total equity and liabilities	1,415,480,000	1,472,447,000
Ferroglobe PLC
Non-current assets
Investment in subsidiaries	651,711,000	649,936,000
Property, plant and equipment	206,000	338,000
Loans to group companies		3,250,000
Total non-current assets	651,917,000	653,524,000
Current assets
Loans to group companies	3,250,000
Trade and other receivables	129,000	347,000
Trade and other receivables from subsidiaries	20,043,000	26,619,000
Other current assets	286,000	368,000
Cash and cash equivalents	498,000	614,000	$ 227,000	$ 605,000
Total current assets	24,206,000	27,948,000
Total assets	676,123,000	681,472,000
Equity
Share capital	1,964,000	1,964,000
Share Premium	75,073,000	75,073,000
Other Reserves	(227,309,000)	(224,394,000)
Retained earnings	679,814,000	711,258,000
Total equity	529,542,000	563,901,000
Non-current liabilities
Lease liabilities	145,000	286,000
Loans from group companies	13,803,000	61,447,000
Total non-current liabilities	13,948,000	61,733,000
Current liabilities
Debt instruments	26,014,000	10,135,000
Lease liabilities	149,000	137,000
Trade and other payables	1,927,000	3,196,000
Loans from group companies	59,626,000	10,303,000
Trade and other payables to subsidiaries	44,791,000	31,967,000
Other current liabilities	126,000	100,000
Total current liabilities	132,633,000	55,838,000
Total equity and liabilities	$ 676,123,000	$ 681,472,000